Expense Example	Jul. 29, 2025 USD ($)
Obra Opportunistic Structured Products ETF | Obra Opportunistic Structured Products ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,210
Obra High Grade Structured Products ETF | Obra High Grade Structured Products ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	1,842
Obra Defensive High Yield ETF | Obra Defensive High Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 306